UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

January 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 17.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$400	$399,537
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(2)	771	774,707
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4, 5.914%, 9/11/38(2)	484	484,708
Series 2006-PW14, Class A4, 5.201%, 12/11/38	806	820,739
Series 2006-T22, Class A4, 5.822%, 4/12/38(2)	165	165,199
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	669	674,739
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	674	685,762
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3, 5.467%, 9/15/39	731	736,973
Extended Stay America Trust
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(1)	650	653,824
Hilton USA Trust
Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	1,630	1,638,290
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class A4, 6.106%, 4/15/45(2)	554	555,142
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	220	220,897
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	814	827,777
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	758	768,268
Series 2007-IQ15, Class A4, 6.114%, 6/11/49(2)	488	506,829
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5, 5.215%, 1/15/41(2)	166	165,947
Series 2006-C27, Class A3, 5.765%, 7/15/45(2)	538	537,845
Series 2006-C28, Class A4, 5.572%, 10/15/48	695	704,042
Series 2006-C29, Class A4, 5.308%, 11/15/48	475	481,244

Total Commercial Mortgage-Backed Securities (identified cost $11,897,463)		$11,802,469

Asset-Backed Securities — 5.1%

Security	Principal Amount (000’s omitted)	Value
Computers — 2.0%
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(1)	$800	$800,541
Series 2015-1, Class C, 2.42%, 3/23/20(1)	600	599,246

		$1,399,787

Other — 1.4%
DB Master Finance LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$199	$197,507
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	750	751,643

		$949,150

Security	Principal Amount (000’s omitted)	Value
Single Family Home Rental — 1.7%
Colony American Homes
Series 2014-2A, Class D, 2.777%, 7/17/31(1)(2)	$1,250	$1,201,578

		$1,201,578

Total Asset-Backed Securities (identified cost $3,578,641)		$3,550,515

U.S. Treasury Obligations — 10.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(3)	$3,851	$3,864,239
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(3)	1,601	1,582,694
U.S. Treasury Inflation-Protected Note, 2.00%, 1/15/26(3)	1,704	1,936,862

Total U.S. Treasury Obligations (identified cost $7,304,311)		$7,383,795

Call Options Purchased — 0.1%

Exchange-Traded Options — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$2,125	2/5/16	$30
S&P 500 Index	4	2,050	2/12/16	160
S&P 500 Index	3	2,065	2/19/16	157
S&P 500 Index	4	2,070	2/26/16	360
S&P 500 Index FLEX	4	2,165	2/1/16	0
S&P 500 Index FLEX	4	2,150	2/3/16	0
S&P 500 Index FLEX	4	2,095	2/8/16	3
S&P 500 Index FLEX	4	2,100	2/10/16	7
S&P 500 Index FLEX	4	2,045	2/16/16	359
S&P 500 Index FLEX	4	2,000	2/17/16	2,035
S&P 500 Index FLEX	4	2,060	2/22/16	495
S&P 500 Index FLEX	4	2,070	2/24/16	471

				$4,077

Over-the-Counter Options — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
SPDR Gold Shares	Societe Generale	65	$115	2/19/16	$536
SPDR Gold Shares	Societe Generale	135	110	3/18/16	16,678
SPDR Gold Shares	Societe Generale	120	110	4/15/16	22,502

					$39,716

Total Call Options Purchased (identified cost $63,052)					$43,793

Put Options Purchased — 0.0%(4)

Exchange-Traded Options — 0.0%(4)
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$1,715	2/5/16	$53
S&P 500 Index	4	1,610	2/12/16	130
S&P 500 Index	3	1,670	2/19/16	330

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	4	$1,700	2/26/16	$960
S&P 500 Index FLEX	4	1,760	2/1/16	0
S&P 500 Index FLEX	4	1,770	2/3/16	21
S&P 500 Index FLEX	4	1,680	2/8/16	21
S&P 500 Index FLEX	4	1,705	2/10/16	96
S&P 500 Index FLEX	4	1,630	2/16/16	87
S&P 500 Index FLEX	4	1,575	2/17/16	40
S&P 500 Index FLEX	4	1,665	2/22/16	474
S&P 500 Index FLEX	4	1,680	2/24/16	745

Total Put Options Purchased (identified cost $22,097)				$2,957

Short-Term Investments — 56.9%

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/3/16(5)	$840	$839,836

Total U.S. Treasury Obligations (identified cost $839,870)		$839,836

Other — 55.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40% (6)	$38,644	$38,644,128

Total Other (identified cost $38,644,128)		$38,644,128

Total Short-Term Investments (identified cost $39,483,998)		$39,483,964

Total Investments — 89.7% (identified cost $62,349,562)		$62,267,493

Call Options Written — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$2,030	2/5/16	$(52)
S&P 500 Index	4	1,960	2/12/16	(5,920)
S&P 500 Index	3	1,970	2/19/16	(4,410)
S&P 500 Index	4	1,975	2/26/16	(6,620)
S&P 500 Index FLEX	4	2,065	2/1/16	0
S&P 500 Index FLEX	4	2,055	2/3/16	0
S&P 500 Index FLEX	4	2,000	2/8/16	(544)
S&P 500 Index FLEX	4	2,005	2/10/16	(676)
S&P 500 Index FLEX	4	1,955	2/16/16	(7,048)
S&P 500 Index FLEX	4	1,910	2/17/16	(17,510)
S&P 500 Index FLEX	4	1,965	2/22/16	(7,030)
S&P 500 Index FLEX	4	1,975	2/24/16	(6,042)

Total Call Options Written (premiums received $51,863)				$(55,852)

Put Options Written — (0.0)%(4)

Exchange-Traded Options — (0.0)%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$1,810	2/5/16	$(172)
S&P 500 Index	4	1,700	2/12/16	(230)
S&P 500 Index	3	1,765	2/19/16	(893)
S&P 500 Index	4	1,795	2/26/16	(3,160)
S&P 500 Index FLEX	4	1,860	2/1/16	(122)
S&P 500 Index FLEX	4	1,865	2/3/16	(576)
S&P 500 Index FLEX	4	1,775	2/8/16	(309)
S&P 500 Index FLEX	4	1,800	2/10/16	(809)
S&P 500 Index FLEX	4	1,720	2/16/16	(510)
S&P 500 Index FLEX	4	1,665	2/17/16	(218)
S&P 500 Index FLEX	4	1,760	2/22/16	(1,824)
S&P 500 Index FLEX	4	1,775	2/24/16	(2,529)

				$(11,352)

Over-the-Counter Options — (0.0)%(4)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
SPDR Gold Shares	Societe Generale	152	$95	3/18/16	$(1,438)
SPDR Gold Shares	Societe Generale	163	100	3/18/16	(6,103)
SPDR Gold Shares	Societe Generale	141	100	4/15/16	(10,969)

					$(18,510)

Total Put Options Written (premiums received $105,000)					$(29,862)

Other Assets, Less Liabilities — 10.4%					$7,261,552

Net Assets — 100.0%					$69,443,331

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $6,242,166 or 9.0% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $41,920.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	17	Short	Mar-16	$(2,021,297)	$(2,051,422)	$(30,125)
U.S. 10-Year Treasury Note	63	Long	Mar-16	7,960,756	8,163,422	202,666
U.S. Ultra-Long Treasury Bond	27	Long	Mar-16	4,261,831	4,487,063	225,232

						$397,773

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$2,969	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/19/16	$33,911
Bank of America, N.A.	4,289	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.07%	8/19/16	381,259
Bank of America, N.A.	2,703	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA minus 0.45%	8/19/16	293,480
Societe Generale	4,000	Receives	SGI Commodities Curve Momentum Alpha Index(2)	Pays	0.65%	10/5/16	(1,872)
Societe Generale	3,000	Receives	SGI FX Smile Premium G4 Index(2)	Pays	0.59	10/5/16	(1,288)
Societe Generale	4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65	10/5/16	(1,900)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/5/16	(125,763)

							$577,827

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Abbreviations:

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2016 were $7,150,767 or 10.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	641	$138,248
Options written	631	362,745
Options exercised	(55)	(53,132)
Options expired	(669)	(290,998)

Outstanding, end of period	548	$156,863

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. During the fiscal year to date ended January 31, 2016, the Portfolio also held options on an exchange-traded equity fund to enhance total return. The Portfolio also enters into total return swap contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: The Portfolio enters into total return swaps to enhance total return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into U.S. Treasury futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative

Commodity	Purchased Options	$39,716	$—
Commodity	Total Return Swaps	—	(3,772)
Commodity	Written Options	—	(18,510)

Total		$39,716	$(22,282)

Equity Price	Purchased Options	$7,034	$—
Equity Price	Total Return Swaps	708,650	(125,763)
Equity Price	Written Options	—	(67,204)

Total		$715,684	$(192,967)

Foreign Exchange	Total Return Swaps	$—	$(1,288)

Total		$—	$(1,288)

Interest Rate	Financial Futures Contracts*	$427,898	$(30,125)

Total		$427,898	$(30,125)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,081,433

Gross unrealized appreciation	$80,534
Gross unrealized depreciation	(458,757)

Net unrealized depreciation	$(378,223)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$11,802,469	$—	$11,802,469
Asset-Backed Securities	—	3,550,515	—	3,550,515
U.S. Treasury Obligations	—	7,383,795	—	7,383,795
Call Options Purchased	707	43,086	—	43,793
Put Options Purchased	1,473	1,484	—	2,957
Short-Term Investments -
U.S. Treasury Obligations	—	839,836	—	839,836
Other	—	38,644,128	—	38,644,128
Total Investments	$2,180	$62,265,313	$—	$62,267,493
Futures Contracts	$427,898	$—	$—	$427,898
Swap Contracts	—	708,650	—	708,650
Total	$430,078	$62,973,963	$—	$63,404,041

Liability Description
Call Options Written	$(17,002)	$(38,850)	$—	$(55,852)
Put Options Written	(4,455)	(25,407)	—	(29,862)
Futures Contracts	(30,125)	—	—	(30,125)
Swap Contracts	—	(130,823)	—	(130,823)
Total	$(51,582)	$(195,080)	$—	$(246,662)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016